Annual Fund Operating Expenses - Invesco Alerian Galaxy Crypto Economy ETF - ETF	Oct. 01, 2021
Operating Expenses:
Management Fees	0.60%
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.60%

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.